Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2020	2019	2020	2019
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$564,970	$484,707	$219,217	$168,325
Projected benefit obligation assumed from business combination	195,231	20,196	44,950	11,646
Modifications to plans	(191)	(7,705)	—	—
Service cost	15,450	12,351	6,175	4,587
Interest cost	19,281	20,222	7,695	7,575
Actuarial loss	76,618	65,443	34,507	33,605
Contributions from retirees	171	—	2,037	1,913
Medicare Part D	—	—	377	414
Benefits paid	(37,020)	(30,244)	(8,434)	(8,848)
Foreign exchange	403	—	—	—
Projected benefit obligation, end of year	$834,913	$564,970	$306,524	$219,217
Change in plan assets
Fair value of plan assets, beginning of year	407,074	339,099	158,873	115,542
Plan assets acquired in business combination	179,600	8,004	—	15,688
Actual return on plan assets	52,876	68,025	21,219	25,464
Employer contributions	26,099	22,190	2,583	8,628
Contributions from retirees	171	—	1,998	1,913
Medicare Part D subsidy receipts	—	—	377	414
Benefits paid	(37,020)	(30,244)	(8,434)	(8,776)
Foreign exchange	357	—	—	—
Fair value of plan assets, end of year	$629,157	$407,074	$176,616	$158,873
Unfunded status	$(205,756)	$(157,896)	$(129,908)	$(60,344)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	488	—	10,174	8,437
Current liabilities	(1,989)	(1,415)	(2,835)	(1,168)
Non-current liabilities	(204,255)	(156,481)	(137,247)	(67,613)
Net amount recognized	$(205,756)	$(157,896)	$(129,908)	$(60,344)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2020	2019	2020	2019
Accumulated benefit obligation	$727,981	$504,403	$288,594	$202,422
Fair value of plan assets	$578,143	$407,074	$148,496	$133,711
Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2020	2019	2020	2019
Projected benefit obligation	$833,846	$564,971	$288,594	$202,422
Fair value of plan assets	$627,601	$407,074	$148,496	$133,711

Amounts Recognized in Other Comprehensive Loss	Pension and post-employment actuarial changes

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2019	$34,257	$(6,221)	$(13,888)	$(208)
Additions to AOCI	17,905	(7,705)	14,871	—
Amortization in current period	(3,530)	784	409	208
Reclassification to regulatory accounts	(10,122)	6,962	(10,538)	—
Balance, December 31, 2019	$38,510	$(6,180)	$(9,146)	$—
Additions to AOCI	50,026	(191)	22,036	—
Amortization in current period	(5,430)	1,609	(509)	—
Reclassification to regulatory accounts	(25,875)	(544)	(16,680)	—
Balance, December 31, 2020	$57,231	$(5,306)	$(4,299)	$—

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2020 and 2019 were as follows:

	Pension benefits		OPEB
	2020	2019	2020	2019
Discount rate	2.49%	3.19%	2.58%	3.29%
Interest crediting rate (for cash balance plans)	4.15%	4.48%	N/A	N/A
Rate of compensation increase	4.00%	4.00%	N/A	N/A
Health care cost trend rate
Before age 65			6.00%	6.125%
Age 65 and after			6.00%	6.125%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2031

Effect of One Percent Change in Assumed Health Care Cost Trend Rates (HCCTR)
Weighted average assumptions used to determine net benefit cost for 2020 and 2019 were as follows:

	Pension benefits		OPEB
	2020	2019	2020	2019
Discount rate	3.19%	4.19%	3.29%	4.25%
Expected return on assets	6.85%	6.87%	5.57%	6.51%
Rate of compensation increase	3.96%	4.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.125%	6.25%
Age 65 and after			6.125%	6.25%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2031

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of other net losses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2020	2019	2020	2019
Service cost	$15,450	$12,351	$6,175	$4,587
Non-service costs
Interest cost	19,281	20,222	7,695	7,575
Expected return on plan assets	(26,285)	(20,485)	(8,748)	(6,725)
Amortization of net actuarial loss (gain)	5,430	3,530	509	(409)
Amortization of prior service credits	(1,609)	(784)	—	(208)
Amortization of regulatory accounts	16,272	12,082	1,527	2,534
	$13,089	$14,565	$983	$2,767
Net benefit cost	$28,539	$26,916	$7,158	$7,354

Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	47%	30% -100%
Debt securities	43%	20% - 60%
Other	10%	0% - 20%
	100%
The fair values of investments as of December 31, 2020, by asset category, are as follows:

Asset class	2020	Percentage
Equity securities	$479,506	59%
Debt securities	255,975	32%
Other	70,292	9%
	$805,773	100%

Schedule of Changes in Fair Value of Plan Assets
The following table summarizes the changes fair value of these level 3 assets as of December 31:

Level 3
Balance, January 1, 2020	$—
Contributions into funds	6,726
Unrealized gains	1,188
Distributions	(169)
Balance, December 31, 2020	$7,745

Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2021	2022	2023	2024	2025	2026—2030
Pension plan	$46,858	$44,993	$46,358	$47,028	$48,197	$241,151
OPEB	10,414	11,033	11,601	12,165	12,687	68,826